Other Borrowings - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances [Line Items]
Advances from FHLB collateralized by certain loans	$ 79,674,000
Cash
Federal Home Loan Bank, Advances [Line Items]
Cash pledge to Federal Home Loan Bank	50,000
Unused lines of Credit
Federal Home Loan Bank, Advances [Line Items]
Line of credit	$ 9,000,000	$ 9,000,000